Concentrations of credit risk	12 Months Ended
Mar. 31, 2021
Concentrations of credit risk
10. Concentrations of credit risk
Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.
In the case of wholesale loans, while the Bank generally lends on a cash-flow basis, it also requires collateral which consists of liens on inventory, receivables and other current assets, and in some cases, charges on fixed assets, such as property, movable assets (such as vehicles) and financial assets (such as marketable securities) from a large number of the Bank’s borrowers. The Bank’s retail loans are generally secured by a charge on the asset financed (vehicle loans, property loans and loans against gold and securities). Retail business banking loans are secured with current assets as well as immovable property and fixed assets in some cases. However, collateral securing each individual loan may not be adequate in relation to the value of the loan. If the customer fails to pay, the Bank would, as applicable, liquidate collateral and/or set off accounts. The maximum estimated loss that would be incurred under severe, hypothetical circumstances, for which the Bank believes the possibility is extremely remote, such as where the value of the Bank’s interests and any associated collateral declines to zero, without any consideration of recovery or offset is determined as the carrying values of the instruments as given in the below table.
The Bank’s portfolio of loans, credit substitute securities and non-funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2020 and March 31, 2021 the exposures are as set forth below.

	As of March 31, 2020
Category	Gross loans	Fair Values Of Credit Substitutes	Non-funded exposure	Total	%
	(In millions, except percentages)
Consumer Loans	Rs.2,958,437.7	Rs.2,756.6	Rs.446.4	Rs.2,961,640.7	24.3
Retail Trade	533,155.3	343.7	22,820.3	556,319.3	4.6
Power	458,628.1	48,997.7	41,445.6	549,071.4	4.5
Consumer Services	399,046.4	2,015.1	19,135.9	420,197.4	3.4
Engineering	240,196.0	12,255.3	144,296.9	396,748.2	3.2
NBFC	317,450.0	76,860.2	1,659.1	395,969.3	3.2
Road Transportation	376,334.2	495.3	10,849.7	387,679.2	3.2
Automobile & Auto Ancillary	330,632.5	18,397.9	33,037.0	382,067.4	3.1
Real Estate & Property Services	280,870.4	4,309.5	36,335.2	321,515.1	2.6
Agri Production — Food	313,143.6	—	833.3	313,976.9	2.6
Coal & Petroleum Products	136,531.9	33,834.9	115,440.2	285,807.0	2.3
Food and Beverage	260,907.9	1,391.3	21,853.6	284,152.8	2.3
Financial Institutions	219,417.5	59,118.8	2,058.7	280,595.0	2.3
Iron and Steel	231,524.9	1,144.7	45,235.4	277,905.0	2.3
Telecom	232,932.0	10,412.6	29,949.6	273,294.2	2.2
Infrastructure Development	165,578.8	2,457.1	104,731.8	272,767.7	2.2
Business Services	244,028.7	2,278.5	15,953.3	262,260.5	2.1
Wholesale Trade — Non Industrial	238,436.5	—	18,766.1	257,202.6	2.1
Wholesale Trade — Industrial	211,849.6	34.2	34,840.2	246,724.0	2.0
Others (none greater than 2%)	2,474,753.6	85,270.3	525,004.6	3,085,028.5	25.5

Total	Rs.10,623,855.6	Rs.362,373.7	Rs.1,224,692.9	Rs.12,210,922.2	100.0

	As of March 31, 202 1
Category	Gross loans	Fair Values Of Credit Substitutes	Non-funded exposure	Total	Total		%
		(In millions, except percentages)

Consumer Loans	Rs.3,241,292.9	Rs.—	Rs.2,578.6	Rs.3,243,871.5	US$	44,351.5	23.5
Power	630,189.4	76,449.1	30,299.7	736,938.2		10,075.7	5.3
Retail Trade	540,350.3	—	21,747.7	562,098.0		7,685.2	4.1
NBFC	415,787.6	83,596.5	2,789.6	502,173.7		6,865.9	3.6
Financial Institutions	443,257.3	21,147.1	3.7	464,408.1		6,349.6	3.4
Consumer Services	424,765.4	2,048.0	17,743.6	444,557.0		6,078.2	3.2
Automobile & Auto Ancillary	381,562.7	18,556.9	35,757.0	435,876.6		5,959.5	3.2
Coal & Petroleum Products	172,989.4	190,457.8	59,803.5	423,250.7		5,786.9	3.1
Road Transportation	368,388.5	—	8,572.3	376,960.8		5,154.0	2.7
Infrastructure Development	167,416.1	15,879.7	190,154.9	373,450.7		5,106.0	2.7
Food and Beverage	342,573.5	240.4	29,321.5	372,135.4		5,088.0	2.7
Real Estate & Property Services	298,277.1	4,872.2	35,737.9	338,887.2		4,633.4	2.5
Agri Production — Food	337,904.8	—	998.1	338,902.9		4,633.6	2.5
Wholesale Trade — Non Industrial	301,508.2	2,065.6	17,816.8	321,390.6		4,394.2	2.3
Iron and Steel	248,140.2	13,116.6	53,192.5	314,449.3		4,299.3	2.3
Wholesale Trade — Industrial	258,854.1	—	51,891.6	310,745.7		4,248.6	2.3
Textiles & Garments	257,577.9	6,882.2	27,498.8	291,958.9		3,991.8	2.1
Engineering	189,952.7	6,448.4	92,218.6	288,619.7		3,946.1	2.1
Others (none greater than 2%)	3,022,929.8	105,516.4	538,019.5	3,666,465.7		50,129.4	26.4

Total	Rs.12,043,717.9	Rs.547,276.9	Rs.1,216,145.9	Rs.13,807,140.7	US$	188,776.9	100.0

The Bank’s ten largest exposures as of March 31, 2020 and March 31, 2021, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded
exposures (including derivatives), are as follows:

	As of March 31, 2020
	Funded Exposure	Non-Funded Exposure	Total Exposure
	(In millions)
Borrower 1	Rs.243,382.8	Rs.1,200.0	Rs.244,582.8
Borrower 2	180,100.0	305.1	180,405.1
Borrower 3	163,738.7	610.9	164,349.6
Borrower 4	74,421.4	75,432.2	149,853.6
Borrower 5	135,455.0	—	135,455.0
Borrower 6	31,934.6	55,651.4	87,586.0
Borrower 7	63,228.0	15,355.2	78,583.2
Borrower 8	75,035.9	221.6	75,257.5
Borrower 9	75,027.7	182.8	75,210.5
Borrower 10	51,361.3	22,128.1	73,489.4

	As of March 31, 2021
	Funded Exposure	Non-Funded Exposure	Total Exposure	Total Exposure
		(In millions)
Borrower 1	Rs. 302,918.5	Rs. 500.0	Rs. 303,418.5	US$	4,148.5
Borrower 2	192,080.2	61,446.2	253,526.4		3,466.3
Borrower 3	195,480.0	—	195,480.0		2,672.7
Borrower 4	154,997.8	548.1	155,545.9		2,126.7
Borrower 5	150,000.0	489.2	150,489.2		2,057.5
Borrower 6	148,107.3	—	148,107.3		2,025.0
Borrower 7	3,830.9	100,477.6	104,308.5		1,426.1
Borrower 8	98,919.7	2,000.0	100,919.7		1,379.8
Borrower 9	75,437.8	22,268.4	97,706.2		1,335.9
Borrower 10	90,108.0	—	90,108.0		1,232.0